Loans and advances to customers - Schedule of the breakdown of the securitized loans (Details) - Securitized loans and loans and advances to customers - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 82,603	€ 80,600	€ 88,662
Securitised mortgage assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	16,265	19,523	30,145
Securitised mortgage assets | United Kingdom
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	4,144	5,295	9,034
Other securitised assets
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Securitized loans retained on the balance sheet	€ 66,338	€ 61,077	€ 58,517